Other receivables and amounts (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Receivables And Amounts
Prepaid expenses(1)	R$ 95,668	R$ 105,502
Commissions with agencies or card administrators	89,195	67,604
Others(2)	142,167	59,527
Total	327,030	232,633
Current	304,385	199,446
Non-Current	R$ 22,645	R$ 33,187